Consolidated statement of changes in equity - EUR (€) € in Millions		Equity attributable to the owners Adoption of IAS 29	Equity attributable to the owners After adoption of IAS 29	Equity attributable to the owners	Share capital After adoption of IAS 29	[1]	Share capital [1]	Additional paid-in capital After adoption of IAS 29	[2]	Additional paid-in capital [2]	Treasury shares After adoption of IAS 29	Treasury shares	Accumulated losses After adoption of IAS 29	Accumulated losses	Currency reserve Adoption of IAS 29	[3]	Currency reserve After adoption of IAS 29	[3]	Currency reserve [3]	Pensions reserve After adoption of IAS 29	Pensions reserve	Revaluation surplus After adoption of IAS 29	[4]	Revaluation surplus [4]	Other After adoption of IAS 29	[5]	Other [5]	Non-Controlling Interests After adoption of IAS 29	Non-Controlling Interests	Adoption of IAS 29	After adoption of IAS 29	Total
Beginning balance at Mar. 31, 2021				€ 55,756			€ 4,797			€ 150,812		€ (6,172)		€ (121,640)					€ 28,430		€ (1,234)			€ 1,227			€ (464)		€ 2,012			€ 57,768
Issue or reissue of shares	[6]									(1,902)		2,000		(98)
Share-based payments				108						108																			11			119
Transactions with NCI in subsidiaries	[7]			(38)										(38)															237			199
Dividends				(2,483)										(2,483)															(532)			(3,015)
Comprehensive income/(expense)				4,546										2,237					(37)		483						1,863		562			5,108	[8]
Profit				2,237										2,237															536			2,773	[8]
OCI - before tax				2,939															(56)		627						2,368		26			2,965
OCI - taxes				(649)																	(144)						(505)					(649)
Transfer to the income statement ('IS')				19															19													19
Purchase of treasury shares('TS')	[9]			(3,106)								(3,106)																				(3,106)
Ending balance at Mar. 31, 2022		€ 565	€ 55,348	54,783	€ 4,797		4,797	€ 149,018		149,018	€ (7,278)	(7,278)	€ (122,022)	(122,022)	€ 565		€ 28,958		28,393	€ (751)	(751)	€ 1,227		1,227	€ 1,399		1,399	€ 2,290	2,290	€ 565	€ 57,638	57,073
Issue or reissue of shares				10						1		122		(113)																		10
Share-based payments				126						126																			9			135
Transactions with NCI in subsidiaries				(287)										(287)															(1,118)			(1,405)
Dividends				(2,502)										(2,502)															(398)			(2,900)
Comprehensive income/(expense)				11,267										11,838					(1,374)		(160)						963		301			11,568	[8]
Profit	[10]			11,838										11,838															497			12,335	[8]
OCI - before tax				(368)															(1,469)		(213)						1,314		(230)			(598)
OCI - taxes				(301)															(3)		53						(351)		(3)			(304)
Transfer to the income statement ('IS')				(334)															(334)													(334)
Translation of hyperinflationary results				432															432										37			469
Purchase of treasury shares('TS')	[9]			(563)								(563)																				(563)
Ending balance at Mar. 31, 2023				63,399			4,797			149,145		(7,719)		(113,086)					27,584		(911)			1,227			2,362		1,084			64,483
Issue or reissue of shares				2								74		(72)																		2
Share-based payments				108						108																			7			115
Transactions with NCI in subsidiaries				(26)										(26)															(5)			(31)
Share of equity accounted entities change in equity				(164)										(164)																		(164)
Dividends				(2,433)										(2,433)															(256)			(2,689)
Comprehensive income/(expense)				(920)										1,140					(254)		(58)						(1,748)		202			(718)
Profit				1,140										1,140															365			1,505
OCI - before tax				(3,234)															(826)		(77)						(2,331)		(192)			(3,426)
OCI - taxes				602																	19						583					602
Transfer to the income statement ('IS')				23															23													23
Translation of hyperinflationary results				549															549										29			578
Ending balance at Mar. 31, 2024				€ 59,966			€ 4,797			€ 149,253		€ (7,645)		€ (114,641)					€ 27,330		€ (969)			€ 1,227			€ 614		€ 1,032			€ 60,998

[1]	See note 17 ‘Called up share capital’.
[2]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[3]	The currency reserve is used to record cumulative translation differences on the assets and liabilities of foreign operations. These differences are recycled to the income statement on disposal of the foreign operation.
[4]	The revaluation surplus derives from acquisitions of subsidiaries made before the Group’s adoption of IFRS 3 (Revised) on 1 April 2010 and comprises the amounts arising from recognising the Group’s pre-existing equity interest in the acquired subsidiary at fair value.
[5]	Principally includes the impact of the Group’s cash flow hedges with €2,037 million net loss deferred to other comprehensive income/(expense) during the year (2023: €2,322 million net gain; 2022: €3,704 million net gain) and €254 million net gain (2023: €896 million net gain; 2022: €1,422 million net gain) recycled to the consolidated income statement. These hedges primarily relate to foreign exchange exposure on fixed borrowings, with any foreign exchange on nominal balances directly impacting income statement in each period but interest cash flows unwinding to the consolidated income statement over the life of the hedges, up to 2063. See note 22 ‘Capital and financial risk management’.
[6]	Movements include the re-issue of 1,519 million shares (€1,903 million) in March 2022 to satisfy the second tranche of the Mandatory Convertible Bond issued in March 2019.
[7]	Principally relates to transactions in relation to Vantage Towers A.G. See note 27 ‘Acquisitions and disposals’ for details.
[8]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
[9]	Represents the irrevocable and non-discretionary share buyback programmes which completed on 15 March 2023.
[10]	Includes a gain on disposal of Vantage Towers A.G. of €8,607 million and a gain on disposal of Vodafone Ghana of €689 million, offset by a loss on disposal of Vodafone Hungary of €69 million